Primary and secondary segments reporting	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Primary and secondary segments reporting	Main and secondary segments reporting
We base segment reporting on financial information presented to the chief operating decision maker, which excludes certain statutory results items that distort year-on-year comparisons and are not considered for management reporting. This financial information (underlying basis) is computed by adjusting reported results for the effects of certain gains and losses (e.g. capital gains, write-downs, impairment of goodwill, etc.). These gains and losses are items that management and investors ordinarily identify and consider separately to better understand the underlying trends in the business.
Grupo Santander has aligned the information in this note with the underlying information used internally for management reporting and with that presented in Grupo Santander's other public documents.
Grupo Santander executive committee has been determined to be its chief operating decision maker. Grupo Santander's operating segments reflect its organizational and managerial structures. Grupo Santander 's executive committee reviews internal reporting based on these segments to assess performance and allocate resources.
The segments are split by geographic area in which profits are earned and type of business. We prepare the information by aggregating the figures for Grupo Santander’s various geographic areas and business units, relating it to both the accounting data of the units integrated in each segment and that provided by management information systems.The same general principles as those used in Grupo Santander are applied.
In 2020, we maintain the general criteria applied in 2019, as well as the business segments with the following exceptions, which only affect the secondary segments:
1.
a) Main segments
This main level of segmentation, which is based on the Group's management structure, comprises five reportable segments: four operating areas plus the Corporate Center. The operating areas are:
•Europe: which comprises all the business activities carried out in the region, mainly in Spain, Santander Consumer Finance, the United Kingdom, Portugal and Poland
•North America: which comprises all the business activities carried out in Mexico and the US, which includes the holding company (SHUSA) and the businesses of Santander Bank, Santander Consumer USA, the specialized unit Banco Santander International, Santander Investment Securities (SIS) and the New York branch. The sale of Banco Santander Puerto Rico was completed in September 2020, which was previously included in the US.
•South America: includes all the financial activities carried out by Grupo Santander through its banks and subsidiary banks in the region, mainly in Brazil, Chile and Argentina.
•Santander Global Platform: which comprises our global digital services under a single unit, includes Global Payments Services (global trade services, global merchant services, superdigital, pagoFX), our fully digital bank Openbank, S.A. and Open Digital Services, and Digital Assets (Centres of Digital Expertise, InnoVentures and Digital Assets).
In addition to these operating units, which report by geographic area and businesses, Grupo Santander continues to maintain the area of Corporate Centre, that includes the centralized activities relating to equity stakes in financial companies, financial management of the structural exchange rate position, assumed within the sphere of Grupo Santander’s assets and liabilities committee, as well as management of liquidity and of shareholders’ equity via issuances.
As Grupo Santander’s holding entity, this area manages all capital and reserves and allocations of capital and liquidity with the rest of businesses. It also incorporates amortization of goodwill but not the costs related to the Group’s central services (charged to the areas), except for corporate and institutional expenses related to the Group’s functioning.
With regard to the balance sheet, due to the required segregation of the various business units (included in a single consolidated balance sheet), the amounts lent and borrowed between the units are shown as increases in the assets and liabilities of each business. These amounts relating to intra-Group liquidity are eliminated and are shown in the Intra-Group eliminations column in the table below in order to reconcile the amounts contributed by each business unit to the consolidated Group's balance sheet.
There are no customers located in any of the areas that generate income exceeding 10% of Total income.
The condensed balance sheets and income statements of the various main segments are as follows:

EUR million
	2020
Balance sheet (condensed)	Europe	North America	South America	Santander Global Platform	Corporate Centre	Intra-Group eliminations	Total
Total assets	1,077,537	223,313	238,263	12,901	182,587	(226,351)	1,508,250
Loans and advances to customers	675,894	120,557	113,731	973	5,044	—	916,199
Cash, balances at central banks and credit institutions and other deposits on demand	224,793	28,469	42,957	10,917	61,173	(142,513)	225,796
Debt instruments	86,925	38,398	49,300	13	1,918	—	176,554
Other financial assets	48,266	15,363	17,266	230	1,644	—	82,769
Other asset accounts	41,659	20,526	15,009	768	112,808	(83,838)	106,932
Total liabilities	1,022,954	199,611	218,797	11,521	106,558	(142,513)	1,416,928
Customer deposits	622,826	102,906	111,791	10,961	826	—	849,310
Central banks and credit institutions	208,408	37,966	41,989	274	38,555	(142,513)	184,679
Marketable debt securities	120,166	36,583	21,280	—	57,240	—	235,269
Other financial liabilities***	55,919	16,159	35,434	130	493	—	108,135
Other liabilities accounts****	15,635	5,997	8,303	156	9,444	—	39,535
Total equity	54,583	23,702	19,466	1,380	76,029	(83,838)	91,322
Other customer funds under management	86,899	16,505	49,851	—	12	—	153,267
Investment funds	71,238	10,864	49,851	—	12	—	131,965
Pension funds	15,487	90	—	—	—	—	15,577
Assets under management	174	5,551	—	—	—	—	5,725
Other non-managed marketed customer funds	34,789	11,915	6,187	658	—	—	53,549
*Including Trading derivatives and Equity instruments.
**Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.
***Including Trading derivatives, Short positions and Other financial liabilities.
****Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

EUR million
	2019
Balance sheet (condensed)	Europe	North America	South America	Santander Global Platform	Corporate Centre	Intra-Group eliminations	Total
Total assets	1,057,038	223,857	253,804	10,234	168,352	(190,590)	1,522,695
Loans and advances to customers	676,904	133,726	125,122	702	5,764	—	942,218
Cash, balances at central banks and credit institutions and other deposits on demand	180,389	22,885	51,360	9,063	32,803	(107,894)	188,606
Debt instruments	104,381	33,746	45,619	10	840	—	184,596
Other financial assets*	53,893	10,759	14,802	187	2,406	—	82,047
Other asset accounts**	41,471	22,741	16,901	272	126,539	(82,696)	125,228
Total liabilities	1,000,905	199,955	231,321	9,760	77,989	(107,894)	1,412,036
Customer deposits	600,380	98,915	114,817	9,460	793	—	824,365
Central banks and credit institutions	189,791	38,942	41,989	82	12,253	(107,894)	175,163
Marketable debt securities	133,544	44,098	29,840	—	54,495	—	261,977
Other financial liabilities***	60,807	11,763	34,062	106	636	—	107,374
Other liabilities accounts****	16,383	6,237	10,613	112	9,812	—	43,157
Total equity	56,133	23,902	22,483	474	90,363	(82,696)	110,659
Other customer funds under management	86,558	14,319	76,023	—	11	—	176,911
Investment funds	62,203	11,703	69,071	—	11	—	142,988
Pension funds	11,746	98	—	—	—	—	11,844
Assets under management	12,609	2,518	6,952	—	—	—	22,079
Other non-managed marketed customer funds	33,107	15,872	60	450	—	—	49,489
*Including Trading derivatives and Equity instruments.
**Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.
***Including Trading derivatives, Short positions and Other financial liabilities.
****Including' Hedging derivatives', Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

EUR million
	2018
Balance sheet (condensed)	Europe	North America	South America	Santander Global Platform	Corporate Centre	Intra-Group eliminations	Total
Total assets	1,020,737	200,919	237,480	8,781	170,614	(179,260)	1,459,271
Loans and advances to customers	639,966	116,196	119,912	337	6,509	1	882,921
Cash, balances at central banks and credit institutions and other deposits on demand	172,298	28,845	48,318	8,168	39,840	(100,400)	197,069
Debt instruments	118,221	27,302	45,224	—	377	—	191,124
Other financial assets*	49,263	9,974	9,311	146	2,113	1	70,808
Other asset accounts**	40,989	18,602	14,715	130	121,775	(78,862)	117,349
Total liabilities	966,727	179,046	215,605	8,492	82,439	(100,399)	1,351,910
Customer deposits	571,834	91,895	108,248	8,284	235	—	780,496
Central banks and credit institutions	192,685	26,048	38,584	111	30,879	(100,398)	187,909
Marketable debt securities	129,574	43,758	31,504	—	41,783	—	246,619
Other financial liabilities***	53,687	11,379	28,570	38	1,334	(1)	95,007
Other liabilities accounts****	18,947	5,966	8,699	59	8,208	—	41,879
Total equity	54,010	21,873	21,875	289	88,175	(78,861)	107,361
Other customer funds under management	76,524	12,785	68,172	367	7	—	157,855
Investment funds	55,239	10,436	61,515	367	7	—	127,564
Pension funds	11,062	98	—	—	—	—	11,160
Assets under management	10,223	2,251	6,657	—	—	—	19,131
Other non-managed marketed customer funds	28,555	13,528	128	—	—	—	42,211
*Including 'Trading derivatives' and 'Equity instruments'.
**Including 'Hedging derivatives', 'Changes in the fair value of hedged items in portfolio hedges of interest risk', 'Non-current assets held for sale', 'Assets under insurance or reinsurance contracts', 'Tangible assets', 'Intangible assets', 'Tax assets', other assets and non-current assets held for sale.
***Including Trading derivatives, Short positions and Other financial liabilities.
****Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.
The condensed income statements for the main segments are as follows:

EUR million
	2020
Underlying income statement (condesed)	Europe	North America	South America	Santander Global Platform	Corporate centre	Total
Net interest income	14,047	8,469	10,723	129	(1,374)	31,994
Net fee income	4,736	1,661	3,566	81	(29)	10,015
Gains (losses) on financial transactions*	885	251	765	(1)	287	2,187
Other operating income**	25	630	(209)	(17)	(25)	404
Total income	19,693	11,011	14,845	192	(1,141)	44,600
Administrative expenses, depreciation and amortisation	(10,314)	(4,631)	(5,312)	(381)	(329)	(20,967)
Net operating income***	9,379	6,380	9,533	(189)	(1,470)	23,633
Net loan-loss provisions****	(4,300)	(3,917)	(3,923)	(3)	(31)	(12,174)
Other gains (losses) and provisions*****	(913)	(130)	(319)	(11)	(412)	(1,785)
Operating profit/(loss) before tax	4,166	2,333	5,291	(203)	(1,913)	9,674
Tax on profit	(1,131)	(579)	(1,927)	52	69	(3,516)
Profit from continuing operations	3,035	1,754	3,364	(151)	(1,844)	6,158
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	3,035	1,754	3,364	(151)	(1,844)	6,158
Non-controlling interests	379	262	437	(1)	—	1,077
Attributable profit to the parent	2,656	1,492	2,927	(150)	(1,844)	5,081
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****'Net loan-loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2019
Underlying income statement (condesed)	Europe	North America	South America	Santander Global Platform	Corporate Centre	Total
Net interest income	14,201	8,926	13,316	92	(1,252)	35,283
Net fee income	5,260	1,776	4,787	6	(50)	11,779
Gains (losses) on financial transactions*	1,036	230	565	(3)	(297)	1,531
Other operating income**	504	672	(243)	(14)	(18)	901
Total income	21,001	11,604	18,425	81	(1,617)	49,494
Administrative expenses, depreciation and amortisation	(11,044)	(4,967)	(6,656)	(240)	(373)	(23,280)
Net operating income***	9,957	6,637	11,769	(159)	(1,990)	26,214
Net loan-loss provisions****	(1,839)	(3,656)	(3,789)	(1)	(36)	(9,321)
Other gains (losses) and provisions*****	(768)	(205)	(748)	(6)	(237)	(1,964)
Operating profit/(loss) before tax	7,350	2,776	7,232	(166)	(2,263)	14,929
Tax on profit	(1,979)	(683)	(2,644)	46	157	(5,103)
Profit from continuing operations	5,371	2,093	4,588	(120)	(2,106)	9,826
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	5,371	2,093	4,588	(120)	(2,106)	9,826
Non-controlling interests	493	426	664	—	(9)	1,574
Attributable profit to the parent	4,878	1,667	3,924	(120)	(2,097)	8,252
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****'Loan loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2018
Underlying income statement (condesed)	Europe	North America	South America	Santander Global Platform	Corporate Centre	Total
Net interest income	14,204	8,154	12,891	79	(987)	34,341
Net fee income	5,434	1,615	4,497	7	(68)	11,485
Gains (losses) on financial transactions*	1,114	173	498	—	12	1,797
Other operating income**	505	534	(212)	(12)	(14)	801
Total income	21,257	10,476	17,674	74	(1,057)	48,424
Administrative expenses, depreciation and amortisation	(11,166)	(4,488)	(6,557)	(142)	(426)	(22,779)
Net operating income***	10,091	5,988	11,117	(68)	(1,483)	25,645
Net loan-loss provisions****	(1,572)	(3,449)	(3,737)	—	(115)	(8,873)
Other gains (losses) and provisions*****	(1,027)	(202)	(663)	(2)	(101)	(1,995)
Operating profit/(loss) before tax	7,492	2,337	6,717	(70)	(1,699)	14,777
Tax on profit	(2,020)	(599)	(2,642)	17	14	(5,230)
Profit from continuing operations	5,472	1,738	4,075	(53)	(1,685)	9,547
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	5,472	1,738	4,075	(53)	(1,685)	9,547
Non-controlling interests	424	434	624	1	—	1,483
Attributable profit to the parent	5,048	1,304	3,451	(54)	(1,685)	8,064
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****'Net loan-loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
b) Secondary segments
At this secondary level, Grupo Santander is structured into Retail Banking, Santander Corporate & Investment Banking, Wealth Management & Insurance and Santander Global Platform.
•Retail Banking: this covers all customer banking businesses, including consumer finance, except those of corporate banking which are managed through Santander Corporate & Investment Banking, asset management, private banking and insurance, which are managed by Wealth Management & Insurance and 50% of the countries’ results generated by digital services, which are included in Santander Global Platform. The results of the hedging positions in each country are also included, conducted within the sphere of each one’s assets and liabilities committee.
•Santander Corporate & Investment Banking (SCIB): this business reflects revenue from global corporate banking, investment banking and markets worldwide including treasuries managed globally (always after the appropriate distribution with Retail Banking customers), as well as equity business.
•Wealth Management & Insurance: includes the asset management business (Santander Asset Management), the corporate unit of Private Banking and International Private Banking in Miami and Switzerland and the insurance business (Santander Insurance).
•Santander Global Platform: which comprises our global digital services under a single unit (breakdown in the primary segment definition), as well as 50% of the results generated by these services in the commercial network.
Although Santander Global Platform and Wealth Management & Insurance do not meet the quantitative thresholds defined in IFRS 8, these segments are considered reportable by Grupo Santander and are disclosed separately because Grupo Santander's management believes that information about these segments is useful to users of the financial statements.
There are no customers located in a place different from the location of the Group's assets that generate revenues in excess of 10% of ordinary revenues.
The condensed income statements are as follows:

EUR million
	2020
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking	Wealth Management & Insurance	Santander Global Platform	Corporate centre	Total
Net interest income	29,544	2,953	455	416	(1,374)	31,994
Net fee income	6,850	1,551	1,194	449	(29)	10,015
Gains (losses) on financial transactions*	962	690	103	145	287	2,187
Other operating income**	(141)	204	383	(17)	(25)	404
Total income	37,215	5,398	2,135	993	(1,141)	44,600
Administrative expenses, depreciation and amortisation	(16,846)	(2,069)	(907)	(816)	(329)	(20,967)
Net operating income***	20,369	3,329	1,228	177	(1,470)	23,633
Net loan-loss provisions****	(11,609)	(467)	(28)	(39)	(31)	(12,174)
Other gains (losses) and provisions*****	(1,228)	(135)	(1)	(9)	(412)	(1,785)
Operating profit/(loss) before tax	7,532	2,727	1,199	129	(1,913)	9,674
Tax on profit	(2,453)	(783)	(291)	(58)	69	(3,516)
Profit/(loss) from continuing operations	5,079	1,944	908	71	(1,844)	6,158
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	5,079	1,944	908	71	(1,844)	6,158
Non-controlling interests	883	121	41	32	—	1,077
Attributable profit/(loss) to the parent	4,196	1,823	867	39	(1,844)	5,081
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2019
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	Santander Global Platform	Corporate Centre	Total
Net interest income	32,862	2,728	570	375	(1,252)	35,283
Net fee income	8,561	1,520	1,199	549	(50)	11,779
Gains (losses) on financial transactions*	872	689	117	149	(296)	1,531
Other operating income**	303	289	340	(13)	(18)	901
Total income	42,598	5,226	2,226	1,060	(1,616)	49,494
Administrative expenses, depreciation and amortisation	(18,926)	(2,281)	(955)	(745)	(373)	(23,280)
Net operating income***	23,672	2,945	1,271	315	(1,989)	26,214
Net loan-loss provisions****	(9,101)	(155)	23	(52)	(36)	(9,321)
Other gains (losses) and provisions*****	(1,619)	(91)	(12)	(5)	(237)	(1,964)
Operating profit/(loss) before tax	12,952	2,699	1,282	258	(2,262)	14,929
Tax on profit	(4,047)	(815)	(302)	(95)	156	(5,103)
Profit/(loss) from continuing operations	8,905	1,884	980	163	(2,106)	9,826
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	8,905	1,884	980	163	(2,106)	9,826
Non-controlling interests	1,325	171	51	36	(9)	1,574
Attributable profit/(loss) to the parent	7,580	1,713	929	127	(2,097)	8,252
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2018
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	Santander Global Platform	Corporate Centre	Total
Net interest income	31,976	2,461	527	364	(987)	34,341
Net fee income	8,331	1,534	1,142	546	(68)	11,485
Gains (losses) on financial transactions*	609	898	131	147	12	1,797
Other operating income**	343	184	299	(11)	(14)	801
Total income	41,259	5,077	2,099	1,046	(1,057)	48,424
Administrative expenses, depreciation and amortisation	(18,756)	(2,101)	(873)	(623)	(426)	(22,779)
Net operating income***	22,503	2,976	1,226	423	(1,483)	25,645
Net loan-loss provisions****	(8,528)	(199)	(10)	(21)	(115)	(8,873)
Other gains (losses) and provisions*****	(1,789)	(97)	(4)	(4)	(101)	(1,995)
Operating profit/(loss) before tax	12,186	2,680	1,212	398	(1,699)	14,777
Tax on profit	(4,002)	(832)	(285)	(125)	14	(5,230)
Profit/(loss) from continuing operations	8,184	1,848	927	273	(1,685)	9,547
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	8,184	1,848	927	273	(1,685)	9,547
Non-controlling interests	1,230	157	52	43	1	1,483
Attributable profit/(loss) to the parent	6,954	1,691	875	230	(1,686)	8,064
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
c) Reconciliations of reportable segment results
The tables below reconcile the underlying basis results to the statutory results for each of the periods presented as required by IFRS 8. For the purposes of these reconciliations, all material reconciling items are separately identified and described.
Grupo Santander assets and liabilities for management reporting purposes do not differ from the statutory reported figures and therefore are not reconciled.

EUR million
2020
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	31,994	—	31,994
Net fee income	10,015	—	10,015
Gains (losses) on financial transactions*	2,187	—	2,187
Other operating income**	404	(321)	83
Total income	44,600	(321)	44,279
Administrative expenses, depreciation and amortisation	(20,967)	(163)	(21,130)
Net operating income***	23,633	(484)	23,149
Net loan-loss provisions****	(12,174)	(258)	(12,432)
Other gains (losses) and provisions*****	(1,785)	(11,008)	(12,793)
Operating profit/(loss) before tax	9,674	(11,750)	(2,076)
Tax on profit	(3,516)	(2,116)	(5,632)
Adjusted profit for the year from continuing operations	6,158	(13,866)	(7,708)
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	6,158	(13,866)	(7,708)
Non-controlling interests	1,077	(14)	1,063
Attributable profit/(loss) to the parent	5,081	(13,852)	(8,771)
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for an addition of EUR 50 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
Explanation of adjustments:
•Adjustment to the valuation of goodwill arising from the Group's acquisitions in the amount of EUR -10,100 million, which is included in the line 'Other gains (losses) and provisions'.
•Adjustment to the valuation of the deferred tax assets of the consolidated tax group in Spain in the amount of EUR -2,500 million, which is included in the 'Tax on profit' line.

•Restructuring costs with a net impact of EUR -1,114 million, which are included for their gross amount mainly in the line 'Other gains (losses) and provisions'.
•Other charges of EUR -138 million (related to sales of non-performing loans in Spain, cancellation of pension commitment costs and other expenses), which are recorded gross in 'Other gains (losses) and provisions', 'Net loan-loss provision' and 'Administrative expenses and depreciation and amortization'.

EUR million
2019
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	35,283	—	35,283
Net fee income	11,779	—	11,779
Gains (losses) on financial transactions*	1,531	—	1,531
Other operating income**	901	(265)	636
Total income	49,494	(265)	49,229
Administrative expenses, depreciation and amortisation	(23,280)	—	(23,280)
Net operating income***	26,214	(265)	25,949
Net loan-loss provisions****	(9,321)	—	(9,321)
Other gains (losses) and provisions*****	(1,964)	(2,121)	(4,085)
Operating profit/(loss) before tax	14,929	(2,386)	12,543
Tax on profit	(5,103)	676	(4,427)
Consolidated profit/(loss)	9,826	(1,710)	8,116
Non-controlling interests	1,574	27	1,601
Attributable profit/(loss) to the parent	8,252	(1,737)	6,515
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of EUR 31 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations
Explanation of adjustments:
•Impairment of the goodwill assigned to Santander UK and provisions for PPI in the UK, with a net impact of EUR -1,491 million and EUR -183 million, respectively, reflected in the line 'Other gains (losses) and provisions'.
•Restructuring costs with a net impact of EUR -864 million, which are included in the line 'Other gains (losses) and provisions'.
•Losses related to real estate assets and holdings in Spain with a net impact of EUR -405 million, which are included in the 'Other operating income' and 'Other gains (losses) and provisions' lines.

•Provisions related to intangible assets and others, amounting to EUR -174 million, which are included for their gross amount in the line 'Other gains (losses) and provisions'.
•Capital gains on the sale of holdings in Prisma and on the integration of the custody business, with a net impact of EUR 136 million and EUR 693 million respectively, which are reflected at their gross amount in the line 'Other gains (losses) and provisions'.
•Positive impact due to changes in tax regulations in Brazil for a net amount of EUR 551 million, which is included in the line "Tax on profit'.

EUR million
2018
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	34,341	—	34,341
Net fee income	11,485	—	11,485
Gains (losses) on financial transactions*	1,797	—	1,797
Other operating income**	801	—	801
Total income	48,424	—	48,424
Administrative expenses, depreciation and amortisation	(22,779)	—	(22,779)
Net operating income***	25,645	—	25,645
Net loan-loss provisions****	(8,873)	—	(8,873)
Other gains (losses) and provisions*****	(1,995)	(576)	(2,571)
Operating profit/(loss) before tax	14,777	(576)	14,201
Tax on profit	(5,230)	344	(4,886)
Consolidated profit/(loss)	9,547	(232)	9,315
Non-controlling interests	1,483	22	1,505
Attributable profit/(loss) to the parent	8,064	(254)	7,810
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
Explanation of adjustments:
•Restructuring costs: The net impact of EUR -300 million on Profit attributable to the Parent, relates to restructuring costs in connection with the integration of Banco Popular, S.A.U., as follows EUR -280 million in Spain, EUR -40 million in corporate center and EUR 20 million in Portugal. The corresponding gross impacts are reflected on the “Other gains (losses) and provisions” line above.
•Negative goodwill in Poland: The negative goodwill of EUR 45 million, relates to the acquisition of the banking and private banking business of Deutsche Bank Polska, S.A.